Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	VICTORY PORTFOLIOS III
Prospectus Date	rr_ProspectusDate	Jul. 01, 2023
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Victory Portfolios IIIVictory Cornerstone Conservative Fund
Victory Cornerstone Moderately Conservative Fund
Victory Cornerstone Moderate Fund
Victory Cornerstone Moderately Aggressive Fund
Victory Cornerstone Equity FundSupplement dated August 4, 2023, to the Prospectus dated July 1, 2023 (“Prospectus”)The following replaces certain information for the Victory Cornerstone Conservative Fund found under the “Fund Fees and Expenses” section on page 1 of the Prospectus.Fund Fees and ExpensesThe tables below describe the fees and expenses that you may pay, if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and example below.Shareholder Fees(fees paid directly from your investment)NONEAnnual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Management Fee0.00%Distribution and/or Service (12b-1) FeesNoneOther Expenses0.11%Acquired Fund Fees and Expenses0.47%Total Annual Fund Operating Expenses0.58%Fee Waiver/Expense Reimbursement(0.01%)Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement0.57%[1]The Total Annual Fund Operating Expenses for the Fund may not correlate to the ratio of expenses to average daily net assets shown in the financial highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.[2] Total Annual Fund Operating Expenses have been restated to reflect current expenses.[3]Victory Capital Management Inc. (the “Adviser”) has contractually agreed to waive fees and/or reimburse expenses so that the total annual operating expenses (excluding acquired fund fees and expenses, interest, taxes, brokerage commissions, capitalized expenses, and other extraordinary expenses) do not exceed 0.10% of the Fund through at least June 30, 2024. The Adviser is permitted to recoup fees waived and expenses reimbursed for up to three years after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. This agreement may only be terminated by the Fund’s Board of Trustees.Example:This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, the Fund’s operating expenses remain the same, and the expense limitation agreement for the Fund is not continued beyond its expiration date. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:1 Year3 Years5 Years10 Years$58$185$323$725The following replaces certain information for the Victory Cornerstone Moderately Conservative Fund found under the “Fund Fees and Expenses” section on page 6 of the Prospectus.Fund Fees and ExpensesThe tables below describe the fees and expenses that you may pay, if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and example below.Shareholder Fees(fees paid directly from your investment)NONEAnnual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Management Fee0.50%Distribution and/or Service (12b-1) FeesNoneOther Expenses0.54%Acquired Fund Fees and Expenses0.28%Total Annual Fund Operating Expenses1.32%Fee Waiver/Expense Reimbursement(0.14%)Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement1.18%[1]The Total Annual Fund Operating Expenses for the Fund may not correlate to the ratio of expenses to average daily net assets shown in the financial highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.[2] Total Annual Fund Operating Expenses have been restated to reflect current expenses.[3]Victory Capital Management Inc. (the “Adviser”) has contractually agreed to waive fees and/or reimburse expenses so that the total annual operating expenses (excluding acquired fund fees and expenses, interest, taxes, brokerage commissions, capitalized expenses, and other extraordinary expenses) do not exceed 0.90% of the Fund through at least June 30, 2024. The Adviser is permitted to recoup fees waived and expenses reimbursed for up to three years after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. This agreement may only be terminated by the Fund’s Board of Trustees.Example:This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, the Fund’s operating expenses remain the same, and the expense limitation agreement for the Fund is not continued beyond its expiration date. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:1 Year3 Years5 Years10 Years$120$405$710$1,578The following replaces certain information for the Victory Cornerstone Moderate Fund found under the “Fund Fees and Expenses” section on page 14 of the Prospectus.Fund Fees and ExpensesThe tables below describe the fees and expenses that you may pay, if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and example below.Shareholder Fees(fees paid directly from your investment)NONEAnnual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Management Fee0.59%Distribution and/or Service (12b-1) FeesNoneOther Expenses0.39%Acquired Fund Fees and Expenses0.25%Total Annual Fund Operating Expenses1.23%[1]The Total Annual Fund Operating Expenses for the Fund may not correlate to the ratio of expenses to average daily net assets shown in the financial highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.[2]Victory Capital Management Inc. (the “Adviser”) has contractually agreed to waive fees and/or reimburse expenses so that the total annual operating expenses (excluding acquired fund fees and expenses, interest, taxes, brokerage commissions, capitalized expenses, and other extraordinary expenses) do not exceed 1.00% of the Fund through at least June 30, 2024. The Adviser is permitted to recoup fees waived and expenses reimbursed for up to three years after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. This agreement may only be terminated by the Fund’s Board of Trustees.Example:This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, the Fund’s operating expenses remain the same, and the expense limitation agreement for the Fund is not continued beyond its expiration date. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:1 Year3 Years5 Years10 Years$125$390$676$1,489The following replaces certain information for the Victory Cornerstone Moderately Aggressive Fund found under the “Fund Fees and Expenses” section on page 21 of the Prospectus.Fund Fees and ExpensesThe tables below describe the fees and expenses that you may pay, if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and example below.Shareholder Fees(fees paid directly from your investment)NONEAnnual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Management Fee0.59%Distribution and/or Service (12b-1) FeesNoneOther Expenses0.37%Acquired Fund Fees and Expenses0.22%Total Annual Fund Operating Expenses1.18%[1]The Total Annual Fund Operating Expenses for the Fund may not correlate to the ratio of expenses to average daily net assets shown in the financial highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.[2]Victory Capital Management Inc. (the “Adviser”) has contractually agreed to waive fees and/or reimburse expenses so that the total annual operating expenses (excluding acquired fund fees and expenses, interest, taxes, brokerage commissions, capitalized expenses, and other extraordinary expenses) do not exceed 0.98% of the Fund through at least June 30, 2024. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. This agreement may only be terminated by the Fund’s Board of Trustees.Example:This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, the Fund’s operating expenses remain the same, and the expense limitation agreement for the Fund is not continued beyond its expiration date. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:1 Year3 Years5 Years10 Years$120$375$649$1,432The following replaces certain information for the Victory Cornerstone Equity Fund found under the “Fund Fees and Expenses” section on page 35 of the Prospectus.Fund Fees and ExpensesThe tables below describe the fees and expenses that you may pay, if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and example below.Shareholder Fees(fees paid directly from your investment)NONEAnnual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Management Fee0.00%Distribution and/or Service (12b-1) FeesNoneOther Expenses0.11%Acquired Fund Fees and Expenses0.52%Total Annual Fund Operating Expenses0.63%Fee Waiver/Expense Reimbursement(0.01%)Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement0.62%[1]The Total Annual Fund Operating Expenses for the Fund may not correlate to the ratio of expenses to average daily net assets shown in the financial highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.[2] Total Annual Fund Operating Expenses have been restated to reflect current expenses.[3]Victory Capital Management Inc. (the “Adviser”) has contractually agreed to waive fees and/or reimburse expenses so that the total annual operating expenses (excluding acquired fund fees and expenses, interest, taxes, brokerage commissions, capitalized expenses, and other extraordinary expenses) do not exceed 0.10% of the Fund through at least June 30, 2024. The Adviser is permitted to recoup fees waived and expenses reimbursed for up to three years after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. This agreement may only be terminated by the Fund’s Board of Trustees.Example:This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, the Fund’s operating expenses remain the same, and the expense limitation agreement for the Fund is not continued beyond its expiration date. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:1 Year3 Years5 Years10 Years$63$201$350$785If you wish to obtain more information, please call the Victory Funds at (800) 235-8396 or your financial advisor.
PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.Victory Portfolios IIIVictory Target Managed Allocation FundSupplement dated August 4, 2023, to the Prospectus and Summary Prospectus dated July 1, 2023 (“Prospectus”)The following replaces certain information found under the “Fund Fees and Expenses” section of the Prospectus.Fund Fees and ExpensesThe tables below describe the fees and expenses that you may pay, if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and example below.Shareholder Fees(fees paid directly from your investment)NONEAnnual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Management Fee0.50%Distribution and/or Service (12b-1) FeesNoneOther Expenses0.19%Acquired Fund Fees and Expenses0.04%Total Annual Fund Operating Expenses0.73%[1]The Total Annual Fund Operating Expenses for the Fund may not correlate to the ratio of expenses to average daily net assets shown in the financial highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.[2] Total Annual Fund Operating Expenses have been restated to reflect current expenses.[3]Victory Capital Management Inc. (the “Adviser”) has contractually agreed to waive fees and/or reimburse expenses so that the total annual operating expenses (excluding acquired fund fees and expenses, interest, taxes, brokerage commissions, capitalized expenses, and other extraordinary expenses) do not exceed an annual rate of 0.65% of the Fund through at least June 30, 2024. The Adviser is permitted to recoup fees waived and expenses reimbursed for up to three years after the date of the waiver or reimbursement, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. This waiver agreement may only be terminated by the Fund’s Board of Trustees.Example:This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, the Fund’s operating expenses remain the same, and the expense limitation agreement for the Fund is not continued beyond its expiration date. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:1 Year3 Years5 Years10 Years$75$233$406$906If you wish to obtain more information, please call the Victory Funds at 800-539-FUND (800-539-3863) or your financial advisor.
PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.
Victory Cornerstone Conservative Fund
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Victory Portfolios IIIVictory Cornerstone Conservative Fund
Victory Cornerstone Moderately Conservative Fund
Victory Cornerstone Moderate Fund
Victory Cornerstone Moderately Aggressive Fund
Victory Cornerstone Equity FundSupplement dated August 4, 2023, to the Prospectus dated July 1, 2023 (“Prospectus”)The following replaces certain information for the Victory Cornerstone Conservative Fund found under the “Fund Fees and Expenses” section on page 1 of the Prospectus.Fund Fees and ExpensesThe tables below describe the fees and expenses that you may pay, if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and example below.Shareholder Fees(fees paid directly from your investment)NONEAnnual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Management Fee0.00%Distribution and/or Service (12b-1) FeesNoneOther Expenses0.11%Acquired Fund Fees and Expenses0.47%Total Annual Fund Operating Expenses0.58%Fee Waiver/Expense Reimbursement(0.01%)Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement0.57%[1]The Total Annual Fund Operating Expenses for the Fund may not correlate to the ratio of expenses to average daily net assets shown in the financial highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.[2] Total Annual Fund Operating Expenses have been restated to reflect current expenses.[3]Victory Capital Management Inc. (the “Adviser”) has contractually agreed to waive fees and/or reimburse expenses so that the total annual operating expenses (excluding acquired fund fees and expenses, interest, taxes, brokerage commissions, capitalized expenses, and other extraordinary expenses) do not exceed 0.10% of the Fund through at least June 30, 2024. The Adviser is permitted to recoup fees waived and expenses reimbursed for up to three years after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. This agreement may only be terminated by the Fund’s Board of Trustees.Example:This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, the Fund’s operating expenses remain the same, and the expense limitation agreement for the Fund is not continued beyond its expiration date. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:1 Year3 Years5 Years10 Years$58$185$323$725
Expense [Heading]	rr_ExpenseHeading	Fund Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The tables below describe the fees and expenses that you may pay, if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and example below.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees(fees paid directly from your investment)NONE
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2024
Expense Footnotes [Text Block]	rr_ExpenseFootnotesTextBlock	[2] Total Annual Fund Operating Expenses have been restated to reflect current expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, the Fund’s operating expenses remain the same, and the expense limitation agreement for the Fund is not continued beyond its expiration date. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Victory Cornerstone Conservative Fund | Fund Shares
Risk Return Abstract	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	none
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.11%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.47%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.58%	[1],[2]
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[3]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.57%	[3]
1 Year	rr_ExpenseExampleYear01	$ 58
3 Years	rr_ExpenseExampleYear03	185
5 Years	rr_ExpenseExampleYear05	323
10 Years	rr_ExpenseExampleYear10	$ 725
Victory Cornerstone Moderately Conservative Fund
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	The following replaces certain information for the Victory Cornerstone Moderately Conservative Fund found under the “Fund Fees and Expenses” section on page 6 of the Prospectus.Fund Fees and ExpensesThe tables below describe the fees and expenses that you may pay, if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and example below.Shareholder Fees(fees paid directly from your investment)NONEAnnual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Management Fee0.50%Distribution and/or Service (12b-1) FeesNoneOther Expenses0.54%Acquired Fund Fees and Expenses0.28%Total Annual Fund Operating Expenses1.32%Fee Waiver/Expense Reimbursement(0.14%)Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement1.18%[1]The Total Annual Fund Operating Expenses for the Fund may not correlate to the ratio of expenses to average daily net assets shown in the financial highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.[2] Total Annual Fund Operating Expenses have been restated to reflect current expenses.[3]Victory Capital Management Inc. (the “Adviser”) has contractually agreed to waive fees and/or reimburse expenses so that the total annual operating expenses (excluding acquired fund fees and expenses, interest, taxes, brokerage commissions, capitalized expenses, and other extraordinary expenses) do not exceed 0.90% of the Fund through at least June 30, 2024. The Adviser is permitted to recoup fees waived and expenses reimbursed for up to three years after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. This agreement may only be terminated by the Fund’s Board of Trustees.Example:This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, the Fund’s operating expenses remain the same, and the expense limitation agreement for the Fund is not continued beyond its expiration date. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:1 Year3 Years5 Years10 Years$120$405$710$1,578
Expense [Heading]	rr_ExpenseHeading	Fund Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The tables below describe the fees and expenses that you may pay, if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and example below.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees(fees paid directly from your investment)NONE
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2024
Expense Footnotes [Text Block]	rr_ExpenseFootnotesTextBlock	[2] Total Annual Fund Operating Expenses have been restated to reflect current expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, the Fund’s operating expenses remain the same, and the expense limitation agreement for the Fund is not continued beyond its expiration date. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Victory Cornerstone Moderately Conservative Fund | Fund Shares
Risk Return Abstract	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.54%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.28%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.32%	[4],[5]
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)	[6]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.18%	[6]
1 Year	rr_ExpenseExampleYear01	$ 120
3 Years	rr_ExpenseExampleYear03	405
5 Years	rr_ExpenseExampleYear05	710
10 Years	rr_ExpenseExampleYear10	$ 1,578
Victory Cornerstone Moderate Fund
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	The following replaces certain information for the Victory Cornerstone Moderate Fund found under the “Fund Fees and Expenses” section on page 14 of the Prospectus.Fund Fees and ExpensesThe tables below describe the fees and expenses that you may pay, if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and example below.Shareholder Fees(fees paid directly from your investment)NONEAnnual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Management Fee0.59%Distribution and/or Service (12b-1) FeesNoneOther Expenses0.39%Acquired Fund Fees and Expenses0.25%Total Annual Fund Operating Expenses1.23%[1]The Total Annual Fund Operating Expenses for the Fund may not correlate to the ratio of expenses to average daily net assets shown in the financial highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.[2]Victory Capital Management Inc. (the “Adviser”) has contractually agreed to waive fees and/or reimburse expenses so that the total annual operating expenses (excluding acquired fund fees and expenses, interest, taxes, brokerage commissions, capitalized expenses, and other extraordinary expenses) do not exceed 1.00% of the Fund through at least June 30, 2024. The Adviser is permitted to recoup fees waived and expenses reimbursed for up to three years after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. This agreement may only be terminated by the Fund’s Board of Trustees.Example:This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, the Fund’s operating expenses remain the same, and the expense limitation agreement for the Fund is not continued beyond its expiration date. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:1 Year3 Years5 Years10 Years$125$390$676$1,489
Expense [Heading]	rr_ExpenseHeading	Fund Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The tables below describe the fees and expenses that you may pay, if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and example below.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees(fees paid directly from your investment)NONE
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2024
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, the Fund’s operating expenses remain the same, and the expense limitation agreement for the Fund is not continued beyond its expiration date. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Victory Cornerstone Moderate Fund | Fund Shares
Risk Return Abstract	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.59%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.39%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.23%	[7]
1 Year	rr_ExpenseExampleYear01	$ 125
3 Years	rr_ExpenseExampleYear03	390
5 Years	rr_ExpenseExampleYear05	676
10 Years	rr_ExpenseExampleYear10	$ 1,489
Victory Cornerstone Moderately Aggressive Fund
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	The following replaces certain information for the Victory Cornerstone Moderately Aggressive Fund found under the “Fund Fees and Expenses” section on page 21 of the Prospectus.Fund Fees and ExpensesThe tables below describe the fees and expenses that you may pay, if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and example below.Shareholder Fees(fees paid directly from your investment)NONEAnnual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Management Fee0.59%Distribution and/or Service (12b-1) FeesNoneOther Expenses0.37%Acquired Fund Fees and Expenses0.22%Total Annual Fund Operating Expenses1.18%[1]The Total Annual Fund Operating Expenses for the Fund may not correlate to the ratio of expenses to average daily net assets shown in the financial highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.[2]Victory Capital Management Inc. (the “Adviser”) has contractually agreed to waive fees and/or reimburse expenses so that the total annual operating expenses (excluding acquired fund fees and expenses, interest, taxes, brokerage commissions, capitalized expenses, and other extraordinary expenses) do not exceed 0.98% of the Fund through at least June 30, 2024. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. This agreement may only be terminated by the Fund’s Board of Trustees.Example:This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, the Fund’s operating expenses remain the same, and the expense limitation agreement for the Fund is not continued beyond its expiration date. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:1 Year3 Years5 Years10 Years$120$375$649$1,432
Expense [Heading]	rr_ExpenseHeading	Fund Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The tables below describe the fees and expenses that you may pay, if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and example below.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees(fees paid directly from your investment)NONE
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2024
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, the Fund’s operating expenses remain the same, and the expense limitation agreement for the Fund is not continued beyond its expiration date. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Victory Cornerstone Moderately Aggressive Fund | Fund Shares
Risk Return Abstract	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.59%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.37%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.22%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.18%	[8]
1 Year	rr_ExpenseExampleYear01	$ 120
3 Years	rr_ExpenseExampleYear03	375
5 Years	rr_ExpenseExampleYear05	649
10 Years	rr_ExpenseExampleYear10	$ 1,432
Victory Cornerstone Equity Fund
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	The following replaces certain information for the Victory Cornerstone Equity Fund found under the “Fund Fees and Expenses” section on page 35 of the Prospectus.Fund Fees and ExpensesThe tables below describe the fees and expenses that you may pay, if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and example below.Shareholder Fees(fees paid directly from your investment)NONEAnnual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Management Fee0.00%Distribution and/or Service (12b-1) FeesNoneOther Expenses0.11%Acquired Fund Fees and Expenses0.52%Total Annual Fund Operating Expenses0.63%Fee Waiver/Expense Reimbursement(0.01%)Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement0.62%[1]The Total Annual Fund Operating Expenses for the Fund may not correlate to the ratio of expenses to average daily net assets shown in the financial highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.[2] Total Annual Fund Operating Expenses have been restated to reflect current expenses.[3]Victory Capital Management Inc. (the “Adviser”) has contractually agreed to waive fees and/or reimburse expenses so that the total annual operating expenses (excluding acquired fund fees and expenses, interest, taxes, brokerage commissions, capitalized expenses, and other extraordinary expenses) do not exceed 0.10% of the Fund through at least June 30, 2024. The Adviser is permitted to recoup fees waived and expenses reimbursed for up to three years after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. This agreement may only be terminated by the Fund’s Board of Trustees.Example:This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, the Fund’s operating expenses remain the same, and the expense limitation agreement for the Fund is not continued beyond its expiration date. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:1 Year3 Years5 Years10 Years$63$201$350$785If you wish to obtain more information, please call the Victory Funds at (800) 235-8396 or your financial advisor.
PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.
Expense [Heading]	rr_ExpenseHeading	Fund Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The tables below describe the fees and expenses that you may pay, if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and example below.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees(fees paid directly from your investment)NONE
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2024
Expense Footnotes [Text Block]	rr_ExpenseFootnotesTextBlock	[2] Total Annual Fund Operating Expenses have been restated to reflect current expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, the Fund’s operating expenses remain the same, and the expense limitation agreement for the Fund is not continued beyond its expiration date. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Victory Cornerstone Equity Fund | Fund Shares
Risk Return Abstract	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	none
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.11%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.52%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.63%	[9],[10]
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[11]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.62%	[11]
1 Year	rr_ExpenseExampleYear01	$ 63
3 Years	rr_ExpenseExampleYear03	201
5 Years	rr_ExpenseExampleYear05	350
10 Years	rr_ExpenseExampleYear10	$ 785
Victory Target Managed Allocation Fund
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Victory Portfolios IIIVictory Target Managed Allocation FundSupplement dated August 4, 2023, to the Prospectus and Summary Prospectus dated July 1, 2023 (“Prospectus”)The following replaces certain information found under the “Fund Fees and Expenses” section of the Prospectus.Fund Fees and ExpensesThe tables below describe the fees and expenses that you may pay, if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and example below.Shareholder Fees(fees paid directly from your investment)NONEAnnual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Management Fee0.50%Distribution and/or Service (12b-1) FeesNoneOther Expenses0.19%Acquired Fund Fees and Expenses0.04%Total Annual Fund Operating Expenses0.73%[1]The Total Annual Fund Operating Expenses for the Fund may not correlate to the ratio of expenses to average daily net assets shown in the financial highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.[2] Total Annual Fund Operating Expenses have been restated to reflect current expenses.[3]Victory Capital Management Inc. (the “Adviser”) has contractually agreed to waive fees and/or reimburse expenses so that the total annual operating expenses (excluding acquired fund fees and expenses, interest, taxes, brokerage commissions, capitalized expenses, and other extraordinary expenses) do not exceed an annual rate of 0.65% of the Fund through at least June 30, 2024. The Adviser is permitted to recoup fees waived and expenses reimbursed for up to three years after the date of the waiver or reimbursement, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. This waiver agreement may only be terminated by the Fund’s Board of Trustees.Example:This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, the Fund’s operating expenses remain the same, and the expense limitation agreement for the Fund is not continued beyond its expiration date. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:1 Year3 Years5 Years10 Years$75$233$406$906If you wish to obtain more information, please call the Victory Funds at 800-539-FUND (800-539-3863) or your financial advisor.
PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.
Expense [Heading]	rr_ExpenseHeading	Fund Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The tables below describe the fees and expenses that you may pay, if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and example below.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees(fees paid directly from your investment)NONE
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2024
Expense Footnotes [Text Block]	rr_ExpenseFootnotesTextBlock	[2] Total Annual Fund Operating Expenses have been restated to reflect current expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, the Fund’s operating expenses remain the same, and the expense limitation agreement for the Fund is not continued beyond its expiration date. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Victory Target Managed Allocation Fund | Fund Shares
Risk Return Abstract	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.19%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.73%	[12],[13]
1 Year	rr_ExpenseExampleYear01	$ 75
3 Years	rr_ExpenseExampleYear03	233
5 Years	rr_ExpenseExampleYear05	406
10 Years	rr_ExpenseExampleYear10	$ 906

[1]	Total Annual Fund Operating Expenses have been restated to reflect current expenses.
[2]	The Total Annual Fund Operating Expenses for the Fund may not correlate to the ratio of expenses to average daily net assets shown in the financial highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.
[3]	Victory Capital Management Inc. (the “Adviser”) has contractually agreed to waive fees and/or reimburse expenses so that the total annual operating expenses (excluding acquired fund fees and expenses, interest, taxes, brokerage commissions, capitalized expenses, and other extraordinary expenses) do not exceed 0.10% of the Fund through at least June 30, 2024. The Adviser is permitted to recoup fees waived and expenses reimbursed for up to three years after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. This agreement may only be terminated by the Fund’s Board of Trustees.
[4]	Total Annual Fund Operating Expenses have been restated to reflect current expenses.
[5]	The Total Annual Fund Operating Expenses for the Fund may not correlate to the ratio of expenses to average daily net assets shown in the financial highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.
[6]	Victory Capital Management Inc. (the “Adviser”) has contractually agreed to waive fees and/or reimburse expenses so that the total annual operating expenses (excluding acquired fund fees and expenses, interest, taxes, brokerage commissions, capitalized expenses, and other extraordinary expenses) do not exceed 0.90% of the Fund through at least June 30, 2024. The Adviser is permitted to recoup fees waived and expenses reimbursed for up to three years after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. This agreement may only be terminated by the Fund’s Board of Trustees.
[7]	The Total Annual Fund Operating Expenses for the Fund may not correlate to the ratio of expenses to average daily net assets shown in the financial highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.
[8]	The Total Annual Fund Operating Expenses for the Fund may not correlate to the ratio of expenses to average daily net assets shown in the financial highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.
[9]	Total Annual Fund Operating Expenses have been restated to reflect current expenses.
[10]	The Total Annual Fund Operating Expenses for the Fund may not correlate to the ratio of expenses to average daily net assets shown in the financial highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.
[11]	Victory Capital Management Inc. (the “Adviser”) has contractually agreed to waive fees and/or reimburse expenses so that the total annual operating expenses (excluding acquired fund fees and expenses, interest, taxes, brokerage commissions, capitalized expenses, and other extraordinary expenses) do not exceed 0.10% of the Fund through at least June 30, 2024. The Adviser is permitted to recoup fees waived and expenses reimbursed for up to three years after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. This agreement may only be terminated by the Fund’s Board of Trustees.
[12]	Total Annual Fund Operating Expenses have been restated to reflect current expenses.
[13]	Victory Capital Management Inc. (the “Adviser”) has contractually agreed to waive fees and/or reimburse expenses so that the total annual operating expenses (excluding acquired fund fees and expenses, interest, taxes, brokerage commissions, capitalized expenses, and other extraordinary expenses) do not exceed an annual rate of 0.65% of the Fund through at least June 30, 2024. The Adviser is permitted to recoup fees waived and expenses reimbursed for up to three years after the date of the waiver or reimbursement, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. This waiver agreement may only be terminated by the Fund’s Board of Trustees.